Organization and Principal Activities - Schedule of Company’s Principal Subsidiaries, and the VIE (Details)	12 Months Ended
Jun. 30, 2026
Youbus International Limited (“Youbus International”) [Member]
Schedule of Company’s Principal Subsidiaries, and the VIE [Line Items]
Date of incorporation	Feb. 16, 2022
Place of incorporation	British Virgin Islands
Percentage of direct or indirect ownership	100.00%
Principal activities	Investment holding
Webus Hongkong Limited (“Webus HK”) [Member]
Schedule of Company’s Principal Subsidiaries, and the VIE [Line Items]
Date of incorporation	Feb. 22, 2022
Place of incorporation	Hong Kong
Percentage of direct or indirect ownership	100.00%
Principal activities	Investment holding
Wetour Travel Tech LLC (“Wetour”) [Member]
Schedule of Company’s Principal Subsidiaries, and the VIE [Line Items]
Date of incorporation	Mar. 16, 2022
Place of incorporation	The United States
Percentage of direct or indirect ownership	100.00%
Principal activities	Transportation services and packaged tour services
Zhejiang Xinjieni Technology Co., Ltd. (“Xinjieni Tech” or “WFOE”) [Member]
Schedule of Company’s Principal Subsidiaries, and the VIE [Line Items]
Date of incorporation	Aug. 31, 2022
Place of incorporation	The PRC
Percentage of direct or indirect ownership	100.00%
Principal activities	Investment holding
Zhejiang Youba Technology Co., Ltd. (“Youba Tech” or “VIE”) [Member]
Schedule of Company’s Principal Subsidiaries, and the VIE [Line Items]
Date of incorporation	Aug. 16, 2019
Place of incorporation	The PRC
Percentage of direct or indirect ownership	100.00%
Principal activities	Transportation services
Hangzhou Webus Travel Agency Co., Ltd. (“Webus Travel Agency”) [Member]
Schedule of Company’s Principal Subsidiaries, and the VIE [Line Items]
Date of incorporation	Aug. 27, 2020
Place of incorporation	The PRC
Percentage of direct or indirect ownership	100.00%
Principal activities	Transportation services and packaged tour services
Hangzhou Shunxing Technology Co., Ltd. (“Hangzhou Shunxing”) [Member]
Schedule of Company’s Principal Subsidiaries, and the VIE [Line Items]
Date of incorporation	Jun. 10, 2025
Place of incorporation	The PRC
Percentage of direct or indirect ownership	100.00%
Principal activities	Technical services & software development and consulting & management services
NextFood Technologies Inc. (“NextFood”) [Member]
Schedule of Company’s Principal Subsidiaries, and the VIE [Line Items]
Date of incorporation	Dec. 09, 2025
Place of incorporation	The United States
Percentage of direct or indirect ownership	51.00%
Principal activities	Investment holding
Vantrapower LLC (“Vantrapower”) [Member]
Schedule of Company’s Principal Subsidiaries, and the VIE [Line Items]
Date of incorporation	Dec. 24, 2025
Place of incorporation	The United States
Percentage of direct or indirect ownership	51.00%
Principal activities	Power Infrastructure Solutions